LOANS AND ADVANCES TO CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2025
Net Loans And Advances To Customers [Abstract]
Summary of Net Loans and Advances to Customers

	30 June 2025	31 December 2024
	£m	£m
Loans and advances to customers	204,466	203,737
Credit impairment loss allowances on loans and advances to customers	(802)	(785)
Residual value and voluntary termination provisions on finance leases	(24)	(23)
Net loans and advances to customers	203,640	202,929